Expense Example	Jan. 26, 2026 USD ($)
FPA Global Equity ETF | FPA Global Equity ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 50
Expense Example, with Redemption, 3 Years	237
Expense Example, with Redemption, 5 Years	440
Expense Example, with Redemption, 10 Years	1,027
FPA Short Duration Government ETF | FPA Short Duration Government ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	10
Expense Example, with Redemption, 3 Years	1,616
Expense Example, with Redemption, 5 Years	3,310
Expense Example, with Redemption, 10 Years	$ 7,000